Investments in Unconsolidated Subsidiaries and Affiliates	6 Months Ended
Jun. 30, 2016
Equity Method Investments And Joint Ventures [Abstract]
Investments in Unconsolidated Subsidiaries and Affiliates

11. INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES

A summary of investments in unconsolidated subsidiaries and affiliates as of June 30, 2016 and December 31, 2015 is as follows:

	June 30, 2016	December 31, 2015
	(in millions)
Equity method	$470	$519
Cost method	8	8
Total	$478	$527